INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
ACCOUNTING POLICY
Income tax expense includes both current and deferred taxes. We recognize income tax expense in net income unless it relates to an item recognized directly in equity or other comprehensive income. We provide for income taxes based on all of the information that is currently available.

Current tax expense is tax we expect to pay or receive based on our taxable income or loss during the year. We calculate the current tax expense using tax rates enacted or substantively enacted as at the reporting date, including any adjustment to taxes payable or receivable related to previous years.

Deferred tax assets and liabilities arise from temporary differences between the carrying amounts of the assets and liabilities we recognize on our Consolidated Statements of Financial Position and their respective tax bases. We calculate deferred tax assets and liabilities using enacted or substantively enacted tax rates that will apply in the years in which the temporary differences are expected to reverse.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same authority on:
•the same taxable entity; or
•different taxable entities where these entities intend to settle current tax assets and liabilities on a net basis or the tax assets and liabilities will be realized and settled simultaneously.

We recognize a deferred tax asset for unused losses, tax credits, and deductible temporary differences to the extent it is probable that future taxable income will be available to use the asset.

JUDGMENTS
We make significant judgments in interpreting tax rules and regulations when we calculate income tax expense. We make judgments to evaluate whether we can recover a deferred tax asset based on our assessment of existing tax laws, estimates of future profitability, and tax planning strategies.

INCOME TAX EXPENSE

	Years ended December 31
(In millions of dollars)	2025	2024

Current tax expense:
For the current period	639	884
Change in estimate relating to prior periods	(100)	(20)
Total current tax expense	539	864

Deferred tax expense (recovery):
Origination (reversal) of temporary differences	81	(291)
Change in estimate relating to prior periods	100	(1)
Total deferred tax expense (recovery)	181	(292)

Total income tax expense	720	572

Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2025	2024

Statutory income tax rate	26.2%	26.2%
Income before income tax expense	7,626	2,306

Computed income tax expense	1,998	604
Increase (decrease) in income tax expense resulting from:
Non-taxable gain on revaluation of MLSE investment	(1,304)	—
Non-deductible (taxable) stock-based compensation	11	(13)
Non-taxable portion of capital gains	(9)	—
Unrealized capital losses for which no deferred tax asset is recognized	42	—
Recognition of previously unrecognized capital loss	(10)	—
Other	(8)	(19)

Total income tax expense	720	572
Effective income tax rate	9.4%	24.8%
DEFERRED TAX ASSETS AND LIABILITIES
Below is a summary of the movement of net deferred tax assets and liabilities during 2025 and 2024.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

January 1, 2025	(3,225)	(3,345)	(2)	571	(179)	(101)	(6,281)
Recovery (expense) in net income	(133)	31	(7)	57	(58)	(71)	(181)
Expense in other comprehensive income	—	—	2	—	—	2	4
Acquired through the MLSE Transaction	(79)	(3,012)	(75)	7	—	123	(3,036)

December 31, 2025	(3,437)	(6,326)	(82)	635	(237)	(47)	(9,494)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

January 1, 2024	(3,509)	(3,316)	(2)	554	(123)	17	(6,379)
(Expense) recovery in net income	284	(29)	1	17	(56)	75	292
Recovery in other comprehensive income	—	—	(1)	—	—	(193)	(194)

December 31, 2024	(3,225)	(3,345)	(2)	571	(179)	(101)	(6,281)

We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2025	2024

Realized capital losses in Canada that can be applied against future capital gains	—	73
Unrealized capital losses on debt and derivative instruments	1,457	2,572
Tax losses in foreign jurisdictions [1]	63	72
Deductible temporary differences in foreign jurisdictions	42	44

Total unrecognized temporary differences	1,562	2,761
[1] $33 million of the tax losses in foreign jurisdictions expire between 2026 and 2037, the remaining $30 million can be carried forward indefinitely.

There are taxable temporary differences associated with our investments in Canadian domestic subsidiaries. We do not recognize deferred tax liabilities for these temporary differences because we are able to control the timing of the reversal and the reversal is not probable in the foreseeable future. Reversing these taxable temporary differences is not expected to result in any significant tax implications.